Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value by Balance Sheet Grouping
The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$1,314	$14,819	$—	$16,133	$14,809	$22,426	$—	$37,235
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031	—	73,031
Total assets	$2,488	$83,072	$—	$85,560	$16,852	$97,597	$—	$114,449
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Total liabilities	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000

The following table presents the carrying amounts and estimated fair value of Puget Energy’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$37,235	$37,235	$36,557	$36,557
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Long-term debt (fixed-rate), net of discount	4,197,511	5,503,571	3,119,660	3,718,303
Long-term debt (variable-rate), net of discount	829,856	856,978	1,013,053	1,083,117
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
Interest rate derivatives	52,409	52,409	58,003	58,003

PUGET SOUND ENERGY, INC.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value by Balance Sheet Grouping

Puget Sound Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$200	$14,430	$—	$14,630	$9,200	$21,810	$—	$31,010
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031		73,031
Total assets	$1,374	$82,683	$—	$84,057	$11,243	$96,981	$—	$108,224
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Short Term Debt owed to parent	—	29,998	—	29,998	—	29,998	—	29,998
Total liabilities	$—	$67,998	$—	$67,998	$—	$54,998	$—	$54,998

The following table presents the carrying amounts and estimated fair value of PSE’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$31,010	$31,010	$36,320	$36,320
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Short-term debt owed by PSE to Puget Energy [1]	29,998	29,998	22,598	22,598
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Non-current maturities of long-term debt (fixed-rate)	3,523,845	4,499,295	2,953,860	3,267,994
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
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1.	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.